Debt and Other Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt
Our outstanding debt consisted of the following at the dates indicated:

Dollars in millions	December 31, 2020	December 31, 2019
Term Loan A	285	176
Term Loan B	516	756
Convertible Senior Notes	350	350
Senior Notes	250	—
Senior Credit Facility	260	—
Unamortized debt issuance costs - Term Loan A	(4)	(4)
Unamortized debt issuance costs and discount - Term Loan B	(16)	(15)
Unamortized debt issuance costs and discount - Convertible Notes	(40)	(53)
Unamortized debt issuance costs and discount - Senior Notes	(5)	—
Total long-term debt	1,596	1,210
Less: current portion	12	27
Total long-term debt, net of current portion	$1,584	$1,183
The details of the applicable margins and commitment fees under the amended Senior Credit Facility are based on the Company's consolidated leverage ratio as follows:

	Revolver and Term Loan A
Consolidated Leverage Ratio	LIBOR Margin	Base Rate Margin	Commitment Fee
Greater than or equal to 3.25 to 1.00	2.25%	1.25%	0.35%
Less than 3.25 to 1.00 but greater than or equal to 2.25 to 1.00	2.00%	1.00%	0.30%
Less than 2.25 to 1.00 but greater than or equal to 1.25 to 1.00	1.75%	0.75%	0.25%
Less than 1.25 to 1.00	1.50%	0.50%	0.20%

Summary of Combined Principal Installments for Both Classes of Bonds and Subordinated Notes
The following table summarizes the combined principal installments for both classes of bonds and subordinated notes, including inflation adjusted bond indexation over the next five years and beyond as of December 31, 2020:

Dollars in millions	Payments Due
2021	$5
2022	$1
2023	$1
2024	$—
2025	$—
Beyond 2025	$—